Payment Obligation in Connection with Hirsch Acquisition (Detail) (Hirsch Electronics, USD $) In Thousands, unless otherwise specified	Mar. 31, 2015
Hirsch Electronics
Related Party Transaction [Line Items]
2015 (remaining nine months)	$ 877
2016	1,205
2017	1,253
2018	1,304
2019	1,356
Thereafter	1,892
Present value discount factor	(1,855)
Total	$ 6,032